Reinsurance (Narrative) (Details) $ in Thousands												3 Months Ended	12 Months Ended			21 Months Ended	24 Months Ended	36 Months Ended			48 Months Ended		60 Months Ended
	Dec. 15, 2024	Oct. 01, 2024 USD ($)	Apr. 01, 2023 USD ($)	Jan. 01, 2022 USD ($)	Jul. 01, 2019	Jan. 01, 2015	Dec. 31, 2014	Dec. 31, 2013	Jul. 01, 2012	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2021 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2016	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2016	Dec. 31, 2013	Dec. 31, 2017	Dec. 31, 2013	Dec. 31, 2019	Oct. 01, 2025 USD ($)	Jan. 01, 2025 USD ($)	Jan. 01, 2024 USD ($)	Dec. 31, 2022 USD ($)	Oct. 01, 2021 USD ($)	Jan. 01, 2021 counterparty	May 01, 2018 counterparty
Effects of Reinsurance [Line Items]
Deferred reinsurance gain													$ 1,785,543	$ 3,318,785	$ 1,673,291												$ 1,492,856
Deferred reinsurance loss													1,426,116	1,530,394	255,115												292,893
Policy charges and fee income													1,707,338	7,382,797	1,536,606
Policy loans													1,666,965	1,541,480
Reinsurance recoverables													54,370,370	48,247,817
Variable Annuties
Effects of Reinsurance [Line Items]
Deferred reinsurance gain													222,406	241,628	261,721												0
Deferred reinsurance loss													134,557	164,238	194,111												223,515
Fixed Annuities
Effects of Reinsurance [Line Items]
Deferred reinsurance gain													28,404	37,548	$ 48,074												$ 57,898
Impacts of Reinsurance
Effects of Reinsurance [Line Items]
Policy loans													1,174,371	1,143,726
Reinsurance recoverables													54,370,370	48,247,817
Prudential of Japan
Effects of Reinsurance [Line Items]
Deferred reinsurance gain																									$ 14,000
Guaranteed Minimum Death Benefit																									$ 5,000
AuguStar
Effects of Reinsurance [Line Items]
Deferred reinsurance gain			$ 277,000
Reinsured Amount			$ 10,000,000
Percent of total reinsured block			0.10
AuguStar | Separate account liabilities under MODCO
Effects of Reinsurance [Line Items]
Reinsurance Retention Policy, Reinsured Risk, Percentage			100.00%
AuguStar | General account liabilities under MODCO
Effects of Reinsurance [Line Items]
Reinsurance Retention Policy, Reinsured Risk, Percentage			100.00%
FLIAC
Effects of Reinsurance [Line Items]
Reinsurance recoverables and deposit receivables													1,351,000	1,395,000
Somerset Re
Effects of Reinsurance [Line Items]
Recapture loss																										$ 990,000
Deferred reinsurance gain																								$ 629,000		1,207,000
Deposit assets on reinsurance													2,491,000	2,582,000
Funds withheld payables													2,602,000	2,434,000
Union Hamilton
Effects of Reinsurance [Line Items]
Reinsurance recoverables													1,600,000
Union Hamilton | Quote Share Reinsurance
Effects of Reinsurance [Line Items]
Reinsurance Retention Policy, Reinsured Risk, Percentage																50.00%
Wilton Re
Effects of Reinsurance [Line Items]
Recapture gain		$ 270,000
Deferred reinsurance gain		798,000																						$ 768,000
Deferred reinsurance loss		979,000
Reinsurance recoverables													8,013,000	7,478,000
Resolution Re
Effects of Reinsurance [Line Items]
Deposit assets on reinsurance													849,000
Funds withheld payables													852,000
Prismic Re
Effects of Reinsurance [Line Items]
Deposit assets on reinsurance													328,000
Funds withheld payables													$ 279,000
Affiliated Entity | PAR U
Effects of Reinsurance [Line Items]
Recapture gain		270,000
Deferred reinsurance gain		94,000
Reinsurance Retention Policy, Reinsured Risk, Percentage						100.00%	25.00%			70.00%
Affiliated Entity | PURE
Effects of Reinsurance [Line Items]
Reinsurance Retention Policy, Reinsured Risk, Percentage							75.00%
Affiliated Entity | PURC
Effects of Reinsurance [Line Items]
Deferred reinsurance gain																										$ 116,000
Reinsurance Retention Policy, Reinsured Risk, Percentage																			95.00%	70.00%
Affiliated Entity | PARCC
Effects of Reinsurance [Line Items]
Deferred reinsurance loss		$ 351,000
Reinsurance Retention Policy, Reinsured Risk, Percentage		100.00%			100.00%						90.00%
Affiliated Entity | GUL Re
Effects of Reinsurance [Line Items]
Reinsurance Retention Policy, Reinsured Risk, Percentage								30.00%										95.00%
Affiliated Entity | PAR Term
Effects of Reinsurance [Line Items]
Reinsurance Retention Policy, Reinsured Risk, Percentage					100.00%																	95.00%
Affiliated Entity | Term Re
Effects of Reinsurance [Line Items]
Reinsurance Retention Policy, Reinsured Risk, Percentage																					95.00%
Affiliated Entity | Prudential Insurance
Effects of Reinsurance [Line Items]
Reinsurance Retention Policy, Reinsured Risk, Percentage													100.00%
Affiliated Entity | Prudential Insurance | Impacts of Reinsurance
Effects of Reinsurance [Line Items]
Recapture loss		$ 3,000
Policy charges and fee income				$ (305,000)
Number Of Counterparties | counterparty																													2	2
Affiliated Entity | Lotus Re | Impacts of Reinsurance
Effects of Reinsurance [Line Items]
Reinsurance liabilities associated with the risks of the coinsurance agreement																												$ 32,000
Reinsurance agreement ceded risk	100.00%											100.00%
Net liabilities associated with the transaction for coinsurance												$ 1,387,000
Net liabilities associated with the transaction for modified coinsurance												14,037,000
Policy loans												855,000
Cash received												820,000
Recognized gains												$ 1,352,000
Deposit assets on reinsurance													$ 1,311,000	$ 52,000
Affiliated Entity | DART
Effects of Reinsurance [Line Items]
Reinsurance Retention Policy, Reinsured Risk, Percentage																	95.00%
PLNJ | PAR U
Effects of Reinsurance [Line Items]
Recapture loss		29,000
Deferred reinsurance gain		8,000
PLNJ | Affiliated Entity | PAR U
Effects of Reinsurance [Line Items]
Recapture gain		$ 270,000
Reinsurance Retention Policy, Reinsured Risk, Percentage									95.00%														100.00%
PLNJ | Affiliated Entity | PURE
Effects of Reinsurance [Line Items]
Reinsurance Retention Policy, Reinsured Risk, Percentage							100.00%